Taxes recoverable (Details Narrative) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 2,680,716,000	R$ 2,265,402,000
Taxes recoverable	789,420
P i s and c o f i n s taxes member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	2,021,976,000	438,045,000	R$ 2,048,782,000
Other operating income expenses member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	1,031,099,000	10,557,000	1,904,206,000
Financial income member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	990,877,000	127,488,000	R$ 207,582,000
Current assets member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	787,676,000	R$ 1,002,605,000
Non current assets member
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 1,744,000